Fair Value Measurements (Details) - Schedule of fair value of viabilities measured on recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of fair value of viabilities measured on recurring basis [Line Items]
Total liabilities measured at fair value on a recurring basis	$ 32,964	$ 62,066
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of viabilities measured on recurring basis [Line Items]
Earn-out liability	11,813	18,437
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of viabilities measured on recurring basis [Line Items]
Earn-out liability	10,728	16,744
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value of viabilities measured on recurring basis [Line Items]
Earn-out liability	$ 10,423	$ 26,885